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                              UBS Investment Trust
                               51 West 52nd Street
                          New York, New York 10019-6114




                                           December 17, 2003



EDGAR FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      UBS Investment Trust (the "Trust")
                  File Nos. 33-39659 and 811-6292
                  -------------------------------

Ladies and Gentlemen:

         Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "Act"), the above-named registrant hereby certifies that:

         (a) the form of Statement of Additional Information dated December 12, 2003 that would have been filed under Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No. 35 to the Trust's registration statement on Form N-1A, which is the most recent amendment filed with the Commission;

         (b) the text of Post-Effective Amendment No. 35 was filed electronically with the Commission on December 12, 2003.

         If you have any questions regarding the foregoing, please call me at 212-882 5572.

                                    Sincerely,


                                    By:  /s/ David M. Goldenberg
                                         --------------------------------------
                                         David M. Goldenberg
                                         Vice President and Assistant Secretary